FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Notional assets	R$ 9,045,421
Notional liabilities	(22,716,625)
Derivative financial instruments
Exposure, Net	(13,671,204)
Total assets	9,045,421
Total liabilities	(23,517,000)
Total derivative financial instruments	(126,019)
Total exposure, net	(14,597,598)
Fixed Reais [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	163,403
Notional liabilities	(399,625)
Derivative financial instruments	(959,700)
Exposure, Net	(1,195,922)
Fixed U S Dollars [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	4,368,536
Notional liabilities	(13,543,817)
Derivative financial instruments	3,430,151
Exposure, Net	(5,745,130)
Fixed Turkish Liras [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	44,676
Notional liabilities	(512,500)
Derivative financial instruments	(208,708)
Exposure, Net	(676,532)
Fixed Euros [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	88,925
Notional liabilities
Derivative financial instruments	490,107
Exposure, Net	579,032
Fixed Kwanza [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	74,278
Notional liabilities
Derivative financial instruments
Exposure, Net	74,278
Fixed Other [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	39,841
Notional liabilities
Derivative financial instruments
Exposure, Net	39,841
Floating I P C A Reais [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets
Notional liabilities	(5,574,682)
Derivative financial instruments	4,590,000
Exposure, Net	(984,682)
Floating C D I Reais [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	4,265,762
Notional liabilities	(2,555,558)
Derivative financial instruments	(7,341,850)
Exposure, Net	(5,631,646)
Floating Libor U S Dollars [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets
Notional liabilities	(130,443)
Derivative financial instruments
Exposure, Net	(130,443)
Interest And Fair Value Adjustment Of Derivatives [Member]
IfrsStatementLineItems [Line Items]
Notional assets
Notional liabilities	(800,375)
Derivative financial instruments	(126,019)
Exposure, Net	R$ (926,394)